Fair Value Measurements (Detail) - USD ($)	Sep. 30, 2018	May 09, 2018	May 03, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal amount of debt issued		$ 715,000,000
Senior Notes | 6.375% Senior Notes Due May 2026
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal amount of debt issued			$ 300,000,000
Senior Notes | 6.375% Senior Notes Due May 2026 | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal amount of debt issued	$ 300,000,000
Debt, fair value	308,600,000
Term Loan Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal amount of debt issued		$ 415,000,000
Term Loan Facility | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal amount of debt issued	395,000,000
Debt, fair value	$ 397,000,000